Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Interest income	$ 3	$ 2	$ 3
Tax (benefit) expense on discontinued operations	0	0	(2)
Tax (benefit) expense on gain (loss) of dispositions from discontinued operations	$ (5)	$ (166)	$ (35)